CONSOLIDATED BALANCE SHEETS (USD $)	Apr. 30, 2012	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
ASSETS
Cash and cash equivalents	$ 131,593	$ 225,546	$ 524,512	$ 165,848
Accounts receivable, net	160,490	182,587	139,853	639,910
Inventory, net	36,138	11,287	113,770	161,863
Other receivables, current				11,251
Prepaid expenses and other current assets	78,052	9,159	26,063	1,296
Total current assets	406,273	428,579	804,198	980,168
Property and equipment, net	20,751	22,247	25,641	16,293
Deposit	20,695	20,695	20,695	4,138
Total assets	447,719	471,521	850,534	1,000,599
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	83,142	77,084	47,094	89,047
Accounts payable - other	102,078	85,913	47,582	44,677
Deferred revenue	84,982	167,120	12,164	1,800
Due to related party			0	100,000
Line of credit payable	0	0	290,000	100,000
Notes payable - current portion	60,000	60,000	60,000	115,000
Total current liabilities	330,202	390,117	456,840	450,524
Notes payable, net of current	10,000	25,000	55,000	120,000
Total liabilities	340,202	415,117	511,840	570,524
Commitment and contingency
Stockholders' equity:
Common stock	78,324	56,677	52,577	51,750
Additional paid in capital	11,420,082	11,407,011	11,160,697	11,084,749
Accumulated deficit	(11,400,039)	(11,418,784)	(10,886,580)	(10,709,024)
Total stockholders' equity	107,517	56,404	338,694	430,075
Total liabilities and stockholders' equity	447,719	471,521	850,534	1,000,599
Series Preferred Stock [Member]
Stockholders' equity:
Preferred stock	7,050	9,400	9,400	0
Total stockholders' equity			2,600	2,600
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock	2,100	2,100	2,600	2,600
Total stockholders' equity			$ 9,400	$ 0